INVESTMENT IN PHI (Schedule of Financial statements) (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents		₪ 416	₪ 867	₪ 716	₪ 926
Current assets		1,254	2,009
NON CURRENT ASSETS
Property and equipment and intangible assets		1,211	1,180
Other non-current assets		2,722	2,709
CURRENT LIABILITIES
Current borrowings from banks		162	705
Trade payables		711	787
NON CURRENT LIABILITIES
EQUITY		1,406	₪ 1,434	₪ 1,111	₪ 1,020
Company's share (50%) in PHI's accounts [Member]
CURRENT ASSETS
Cash and cash equivalents	[1],[2]
Current assets	[1]	69
NON CURRENT ASSETS
Property and equipment and intangible assets	[1]	142
Other non-current assets	[1]	14
CURRENT LIABILITIES
Current borrowings from banks	[1]	13
Trade payables	[1]	52
Other current liabilities	[1]	3
NON CURRENT LIABILITIES
Dismantling and restoring sites obligation	[1]	14
Deferred revenues	[1]	142
EQUITY	[1]	1
Intercompany elimination [Member]
CURRENT ASSETS
Current assets	[1]	(51)
NON CURRENT ASSETS
Other non-current assets	[1]	(14)
NON CURRENT LIABILITIES
Deferred revenues	[1]	(131)
EQUITY	[1]	(1)
Consolidation [Member]
CURRENT ASSETS
Cash and cash equivalents	[1],[2]
Current assets	[1]	18
NON CURRENT ASSETS
Property and equipment and intangible assets	[1]	142
Other non-current assets	[1]
CURRENT LIABILITIES
Current borrowings from banks	[1]	13
Trade payables	[1]	52
Other current liabilities	[1]	3
NON CURRENT LIABILITIES
Dismantling and restoring sites obligation	[1]	14
Deferred revenues	[1]	11
EQUITY	[1]

[1]	On January 1, 2019 the Company's interests in 50% of PHI's accounts will include a right-of-use non-current asset of NIS 357 million, a lease current liability of NIS 58million ,and a lease non-current liability of NIS 299 million, recognized upon the implementation of IFRS 16 leases see note 3(2)(a).
[2]	Representing an amount of less than 1 million.